Schedule of other income and expenses (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Liabilities included in disposal groups classified as held for sale others
Pension and medical benefits - retirees		$ (221)	$ (189)	$ (439)	$ (488)
Unscheduled stoppages and pre-operating expenses		(351)	(462)	(651)	(815)
Losses with legal, administrative and arbitration proceedings		(326)	(115)	(275)	(165)
Gains/(losses) with Commodities Derivatives		(19)	(476)	(42)	(253)
Profit sharing		(30)	(5)	(58)	(11)
Voluntary Separation Plan - PDV		4	(903)	7	(944)
Equalization of expenses - Production Individualization Agreements		(9)	822	(52)	845
Variable compensation program		(101)		(195)	29
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control		56	9	104	(85)
Reimbursements from E&P partnership operations		191	169	291	366
Amounts recovered from Lava Jato investigation		55	64	196	85
Fines imposed on suppliers		48	14	77	63
Reclassification of comprehensive income (loss) due to the disposal of equity-accounted investments				(33)
Gain on recovery of loans and advances previously written off	[1]	485	1,501	506	1,495
Early termination and changes to cash flow estimates of leases		157	53	226	147
Others		(48)	17	(55)	(27)
Total		$ (109)	$ 499	$ (393)	$ 242

[1]	It Includes the effects of the exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS, as set out in note 11.